DK INVESTORS, INC.
                       1997 ANNUAL REPORT

                       DK INVESTORS, INC.
                205 Lexington Avenue, 16th Floor
                    New York, New York 10016
                         (212) 779-4233

To Our Shareholders:

     I take pleasure in again contacting our shareholders and forwarding the annexed annual report of DK Investors, Inc.

     As you all must be aware, interest rates have fallen over the past few years. This has had an effect on our holdings. Several of our higher interest paying bonds have been called or expired as their term ended. Although our investment advisor has worked diligently to replace these bonds, it is impossible to duplicate those with the high coupons that have been called or redeemed. However, through the efforts of our investment advisor and in coordination with your Board of Directors, we have been able to pay dividends to our shareholders during 1997 of $0.6305 per share. As always, the dividends are federally tax exempt. A letter giving shareholders a state-by-state breakdown of the origins of DK's earnings for use by them in filing state returns were mailed in January 1998. During 1997, DK Investors, Inc., earned net investment income of $777,078. The company distributes at least 90 percent of its tax-exempt earnings, thereby qualifying its dividends as federally tax exempt in the hands of our shareholders.

     At the end of 1997, the net asset value of the company was $15,369,263; this translates to a net asset value per share of $13.07. The Board of Directors meets regularly, and a representative of the Board is in almost daily contact with our investment advisor, Chase Asset Management
Co. The Board is committed to trying to obtain the maximum income for distribution to shareholders consistent with our investment policies. We will never sacrifice safety for income; therefore, our investment advisor has instructions never to invest in any security with less than an A rating.

     During 1997, DK Investors, Inc., lost a dear friend and valued colleague, Glenn O. Thornhill, who had been associated with DK and its predecessor business, Donnkenny, Inc., for many years. We will all miss his penetrating mind and southern charm.

     Our annual meeting of shareholders will be held on May 11, 1998, at our new office--205 Lexington Avenue, 16th Floor, New York, New York. I look forward to greeting any shareholders that might attend.

                              Sincerely,


                              Gene Nadler

To the Shareholders and Board of Directors
DK Investors Inc.

     We have examined the statements of assets and liabilities of DK Investors Inc. including the portfolio of investments as of December 31, 1996 and 1995 and the related statements of operations and changes in net assets for the years then ended and supplementary information for the five years then ended. Our examination was made in accordance with generally accepted auditing standards, and accordingly included such tests of the accounting records and such other auditing procedures as we considered necessary in the circumstances, including confirmation of securities owned at December 31, 1996 by correspondence with the custodian.

        In our opinion, the financial statements referred to above present fairly the net assets of DK Investors Inc. at December 31, 1996 and 1995 and the results of its operations and the changes in its net assets for the years then ended, in conformity with generally accepted accounting principles applied on a consistent basis. Also, in our opinion, the supplementary information for the five years ended December 31, 1996 is fairly stated in all respects material in relation to the financial statements taken as a whole.

                           CUMMINGS & CARROLL, P.C.

                           Certified Public Accountants

February 12, 1997
Great Neck, New York

DK INVESTORS INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31,

ASSETS
                                                      1997             1996
Investments in securities at market
 (identified cost - 1997 $15,215,926
 1996 $15,745,758)                             $15,288,662      $15,830,370
Accrued interest receivable                        299,483          321,244
Deferred charge                                     28,199           67,574
Cash                                               102,074           23,450
                                               -----------
-----------
Total Assets                                   $15,718,418      $16,242,638

LIABILITIES
Payable for securities purchased               $   103,371    $     528,389
Accrued expenses                                    34,155           53,009
Dividends payable
 (1997 - January 5, 1998
 1996 - January 6, 1997)                           211,629          176,358
Total Liabilities                                  349,155          757,756

Net assets
 (equivalent to $13.07 and $13.17 per
 share respectively, based on 1,175,664
 shares capital stock outstanding)             $15,369,263      $15,484,882

See notes to financial statements.

DK INVESTORS INC.
INVESTMENT IN SECURITIES
DECEMBER 31, 1997
(Unaudited)


                                                                           % OF
                                                                     INVESTMENT
                      COUPON           PRINCIPAL  COST OR    MARKET       BASED
SECURITIES            RATE   MATURITY  AMOUNT     BASIS      VALUE      ON M.V.
Houston TX Indp Sch   7.000  1998      175,000    177,943    178,537    1.17%
S Dakota St Bldg Auth 7.750  1998      185,000    189,107    189,945    1.24%
Chicago IL Met San    7.600  1999       50,000     51,066     50,955    0.33%
Texas Hsg Agcy        7.250  1999       30,000     30,150     30,428    0.20%
Univ. N. TX           7.300  1999      100,000    103,935    104,363    0.68%
NYS Dorm              7.200  1999      100,000    103,857    104,317    0.68%
Austin TX Utility     7.200  1999       50,000     52,216     52,407    0.34%
Chicago Metro San     7.650  2000      140,000    142,338    142,505    0.93%
Garland TX Lt  G.O.   8.000  2000      195,000    206,010    210,621    1.38%
Indiana Transp Fin Au 6.900  2000      150,000    157,482    159,396    1.04%
Wisc.Pub Pwr Sys      7.000  2000      500,000    530,393    535,020    3.50%
NY State Mtg Agency   7.050  2000        5,000      5,027      5,173    0.03%
Chicago Metro San     7.700  2001      300,000    314,225    300,033    1.96%
Ohio Mental Hlth Rev. 7.300  2001      100,000    103,887    103,446    0.68%
Delaware Trans Auth   7.100  2001      150,000    159,798    163,604    1.07%
NYS Environ.Fac Corp. 7.300  2002      500,000    524,509    544,615    3.56%
Washoe Cnty Nev Wtr   7.200  2004      110,000    111,629    111,660    0.73%
Nevada State G/O      7.000  2004      125,000    132,980    133,310    0.87%
Louisiana St Gas Fuel 7.250  2004      100,000    107,176    107,118    0.70%
San Antonia TX Wtr    7.300  2005      250,000    267,317    256,700    1.68%
FL St Brd Mand SKG    7.500  2005       20,000     21,112     21,101    0.14%
Seattle Wash Mun L&P  7.750  2005      275,000    290,304    280,552    1.84%
Wash.Cnty NV Wtr/Swr  7.200  2005      120,000    121,018    121,811    0.80%
NY Dorm Auth          7.800  2005      275,000    292,975    288,492    1.89%
Port Seattle Wash Rev 7.300  2005      300,000    329,406    329,121    2.15%
Hawaii State          7.000  2006      500,000    519,770    534,600    3.50%
Ohio Bldg. Auth       8.000  2007      100,000    106,744    102,358    0.67%
Harris Cnty TX Pub Fa 7.750  2007      425,000    468,485    449,285    2.94%
Corpus Christi TX G/O 7.000  2008      100,000    103,371    103,314    0.68%
Los Vegas Valley Wtr  7.000  2008      225,000    245,975    245,131    1.60%
NY State Mtg Agency   7.850  2008      475,000    495,839    478,259    3.13%
Austin TX Util Sys    7.750  2008      200,000    215,449    210,646    1.38%
San Antonio TX Elec&G 7.000  2009       60,000     63,303     62,608    0.41%
Columbus Indiana Swr  7.250  2009      260,000    283,567    281,453    1.84%
WI St. Sr E           6.900  2009      250,000    253,391    255,135    1.67%
Pampa TX Wtr          7.400  2009      100,000    108,282    108,520    0.71%
Clark Cnty Nev Sch D  7.000  2009      350,000    366,487    384,731    2.52%
SE TX Hosp fin Agy    7.500  2009      100,000    104,971    117,311    0.77%
New Mexico Mtg Fin Au 6.850  2010       85,000     86,145     89,787    0.59%
NV Hsg Dev            7.550  2010      460,000    471,019    479,877    3.14%

DK INVESTORS INC.
INVESTMENT IN SECURITIES
DECEMBER 31, 1997
(Unaudited)



                                                                           % OF
                                                                     INVESTMENT
                      COUPON           PRINCIPAL  COST OR    MARKET       BASED
SECURITIES            RATE   MATURITY  AMOUNT     BASIS      VALUE      ON M.V.

NYS Mtg Ser NN        7.450  2010      250,000    257,117    264,638    1.73%
RI Hsg & Mtg          7.700  2010      500,000    516,609    521,345    3.41%
Kenosha, Wisc Wtwks   7.000  2011      350,000    383,541    379,540    2.48%
Austin TX Util Sys    6.750  2012      100,000    105,053    109,795    0.72%
Birmingham ALA UT     6.600  2012      275,000    284,178    303,207    1.98%
Virginia St. Trans    6.900  2012      100,000    106,987    103,144    0.67%
Penn St. Tpke. Comm.  7.500  2012      175,000    193,046    189,614    1.24%
TX Wtr Res Fin Au Rev 7.500  2013      695,000    756,685    731,175    4.78%
San Antonio TX E & G  6.000  2014      200,000    201,663    206,351    1.35%
Arkansas St. Dev Fin  7.000  2014      500,000    542,113    550,325    3.60%
Illinois St Sales Tax 7.250  2014      100,000    106,749    106,666    0.70%
Indiana Mun Pwr       7.100  2015      100,000    107,524    107,656    0.70%
Greenville SC Hosp    7.800  2015      100,000    108,704    103,322    0.67%
PA St. Higher Ed Auth 7.300  2015      425,000    460,585    453,331    2.96%
Met Gov't NashDavCoTN 7.625  2016       60,000     64,785     61,920    0.40%
Missouri St Env Auth  7.200  2016      200,000    218,314    232,040    1.52%
Austin Comb Util      8.000  2016      125,000    140,729    140,074    0.92%
Maine St HSG Auth     7.100  2016      265,000    261,847    280,741    1.84%
Chicago, IL Wtr.      7.200  2016      100,000    107,678    107,585    0.70%
Wisconsin HSG & ECO   7.350  2017      350,000    351,127    378,991    2.48%
Wisconsin HSG & ECO   6.400  2017      350,000    346,500    369,103    2.41%
Michigan St trunk     7.000  2017      100,000    107,732    106,683    0.70%
Michigan St. Hosp.    7.500  2018      175,000    194,555    195,179    1.28%
Wisc. Hlth & Ed. Fac  7.125  2019      425,000    461,230    455,311    2.98%
Georgia Mun Elec Rev  8.125  2020      130,000    141,567    132,616    0.87%
Richmond, VA          6.250  2021      250,000    270,650    270,065    1.77%
                                   $14,395,000 15,215,926 15,288,662  100.00%

See notes to financial statements.

DK INVESTORS INC.
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31,

                                                  1997                 1996
Income
Interest - municipal obligations
(Less amortization of premiums
1997 $100,912; 1996 $96,644)                $  942,481           $  955,463

Expenses
Investment advisory fee                         60,696               61,314
Shareholder servicing costs, including
transfer agent and dividend disbursing
agent fees and expense                           4,822                5,801
Reports to shareholders                          7,953                8,958
Legal fees                                      25,170               25,399
Auditing fees                                   13,500               14,100
Directors fees                                   7,500                6,900
Insurance                                       42,581               43,520
Miscellaneous                                    3,181                3,136
                                               165,403              169,128
Net investment income                       $  777,078           $  786,335

Realized and Unrealized Gain (loss) on Investments

Realized gain (loss) from sale of securities
   (excluding short-term securities)
Proceeds from sales                         $4,500,875           $2,396,850
Cost of securities sold                      4,605,135            2,512,936

Realized gain (loss)                          (104,260)            (116,086)

Unrealized appreciation (depreciation of investments)

Beginning of period                             84,612              202,944
End of period                                   72,736               84,612

Increase (decrease) in unrealized appreciation (11,876)            (118,332)

Total Realized and Unrealized Gain (loss)
   on Investments                           $ (116,136)          $ (234,418)


See notes to financial statements.

DK INVESTORS INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                       1997            1996
INVESTMENT ACTIVITIES
Net investment income                           $   777,078     $   786,335
Realized and unrealized gain (loss) on investments (116,136)       (234,418)
Distributions to shareholders                      (776,561)       (764,215)
Increase (decrease) in net assets                  (115,619)       (212,298)

NET ASSETS
Beginning of year                                15,484,882      15,697,180
End of year                                     $15,369,263     $15,484,882

See notes to financial statements.

DK INVESTORS INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 AND 1998

Note 1 - Summary of Significant Accounting Policies
         The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

      a. Security Valuation

         Investments in securities were valued at the bid price by Chase
         Bank.

      b. Federal Income Taxes

         The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

      c. Income and Expense Recognition

         Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

      d. Other

         As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

Note 2 - Purchases and Sales of Securities

         During the year ended December 31, 1997, purchases and sales of securities other than short-term were $4,176,000 and $4,501,000, respectively. During the year ended December 31, 1996, purchases and sales of securities other than short-term were $2,638,000 and $2,397,000, respectively.

Note 3 - Investment Advisory Fee

         The Company's agreement with Chase Bank for investment management and advisory services calls for an annual fee of 4/10ths of 1% of the average portfolio value. The fee for 1997 amounted to $60,696.

Note 4 - Distributions

         Distributions to shareholders for 1997 were $776,561 or $.6605 per share. Distributions include $752,501 or $.64 on account of 1997 and $24,060 or $.0205 as a supplemental distribution for 1996. Undistributed income for 1997 is $24,577 or $.0209 per share.

Note 5 - Contingent Liabilities

         In the opinion of management and outside counsel, there are no other significant legal or other matters pending.

Note 6 - Supplementary Information

         Per share income and capital changes (for a share outstanding throughout the period ended):

                                         1997     1996    1995    1994    1993
Investment income                      $  .80   $  .81  $  .86  $  .92  $  .93
Expenses                                  .14      .14     .14     .14     .14
Net investment income                     .66      .67     .72     .78     .79
Distribution to Shareholders            ( .66)   ( .65)  ( .73)  ( .78)  ( .79)
Net realized and unrealized gain (loss)
   on investments                       ( .10)   ( .20)    .32   ( .70)    .11
Net increase (decrease) in asset value $( .10)  $( .18) $  .31  $( .70) $  .11

Net assets value per share
   at end of year                      $13.07   $13.17  $13.35  $13.04  $13.74


Ratio of expenses to average net assets  1.08%    1.09%   1.06%   1.09%   1.01%
Ratio of net investment income to
   average net assets                    5.0%     5.1%    5.3%    5.8%    5.7%
Portfolio turnover                      29.9%    16.1%   23.9%   15.9%    9.3%

Number of shares outstanding during the entire period was 1,175,664.

                             DK INVESTORS, INC.

OFFICES:          205 Lexington Avenue, 16th Floor
                  New York, New York 10016
                  (212) 779-4233

OFFICERS:         Gene Nadler            President
                  Andrew Brucker, Esq.   Vice President
                  Harry Nadler           Secretary

DIRECTORS:        Gene Nadler            Chairman
                  Harry Nadler
                  Thomas B. Schulhof
                  Angelo J. Balafas
                  Joseph Kell
                  Andrew Brucker, Esq.
                  Francine Yellon

LEGAL COUNSEL:    POMERANZ GOTTLIEB & MUSHKIN, LLC
                  205 Lexington Avenue, 16th Floor
                  New York, New York 10016

AUDITORS:         CUMMINGS & CARROLL, P.C.
                  175 Great Neck Road
                  Great Neck, New York 11021

INVESTMENT
  ADVISORS:       Chase Asset Management, Inc.
                  Division of Chase Manhattan Bank
                     (formerly Chemical Bank)
                  1211 Avenue of the Americas
                  New York, New York 10036

TRANSFER AGENT
  AND REGISTRAR:  American Stock Transfer & Trust Co.
                  40 Wall Street, 46th Floor
                  New York, New York 10005

CUSTODIAN:        Chase Manhattan Bank (formerly Chemical Bank)

ANNUAL MEETING:
On May 11, 1998, a regular Annual Meeting of the Shareholders of the company will be held at 205 Lexington Avenue, 16th Floor, New York, New York.

REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT FORM N-2 ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.